Significant Subsequent Events	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Significant Subsequent Events
43.
SIGNIFICANT SUBSEQUENT EVENTS

a. Chunghwa’s Board of Directors approved an investment in TRF 1 L.P. at the amount of $300 million in January 2025.

b. Chunghwa no longer had more than half of seats of the Board of Directors of CHST since January 2025. As a result, the Company lost control over CHST and recognized CHST as an investment in associate.

c. Chunghwa’s Board of Directors approved a satellite investment project with Astranis Space Technologies Corp. in April 2025, with an investment amount not exceeding USD 115 million.